Other accounts receivable	12 Months Ended
Dec. 31, 2017
Other accounts receivable [Abstract]
Other accounts receivable
8	Other accounts receivable

Other accounts receivable at December 31, 2017 and 2016, are summarized as follows:

	2017	2016
Recoverable taxes	$175,268	$28,673
Services for port, maritime and other operations	97,328	168,105
Insurance claims	958	3,764
Employees	8,561	8,133
Others	37,078	32,903
	$319,193	$241,578